Lines of Credit and Long-term Debt - Estimated Fair Values of Lines of Credit and Long-term Debt (Detail) (USD $) In Thousands, unless otherwise specified	Jul. 31, 2013	Oct. 31, 2012 Carrying Amount [Member]	Oct. 31, 2012 Fair Value [Member]
Debt Instrument [Line Items]
Lines of credit		$ 18,147	$ 18,147
Long-term debt		739,822	737,525
Liabilities, Total	$ 1,270,000	$ 757,969	$ 755,672